Schedule of employee benefits (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
DisclosureEmployeeBenefitsLineItems [Line Items]
Non-current	$ 1,180	$ 1,289
Current net defined benefit liability	1,177	1,286
Non-current provisions for employee benefits	3	3
Employees variable compensation program [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Non-current	272	461
Accrued vacation pay [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Non-current	600	440
Salaries and related charges [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Non-current	244	270
Profit sharing [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Non-current	$ 64	$ 118